Contingencies, commitments and restrictions on the distribution of profits - Other commitments (Details) $ in Thousands, € in Millions	Dec. 31, 2021 USD ($)	Oct. 06, 2021 USD ($)	Oct. 06, 2021 EUR (€)	Jul. 28, 2021 USD ($)	Jul. 28, 2021 EUR (€)
Aeropuertos Argentina 2000 S.A.("AA2000") | Supplier
Schedule Of Commitment [Line Items]
Principal amount	$ 650			$ 10,200	€ 8.6
Borrowings, interest rate				3.00%	3.00%
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA") | Supplier | BMG insurance company
Schedule Of Commitment [Line Items]
Insurance amount for purchase of electric power | $		$ 179,000
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA") | Corporacion America Airports S.A. [Member] | BMG insurance company
Schedule Of Commitment [Line Items]
Insurance amount for purchase of electric power | €			€ 1.0